FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
Schedule of fair value measurements of the Group's assets that were measured at fair value on a recurring basis

	As of December 31, 2018
	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	instruments	inputs	inputs	Total
	(Level 1)	(Level 2)	(level 3)	balance
	US$	US$	US$	US$
Financial instruments held, at fair value	6,435,241	—	—	6,435,241
Long‑term available‑for‑sale investments	—	—	932,251	932,251
Total	6,435,241	—	932,251	7,367,492

	As of December 31, 2019
	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	instruments	inputs	inputs	Total
	(Level 1)	(Level 2)	(level 3)	balance
	US$	US$	US$	US$
Financial instruments held, at fair value
ETFs	9,096,579	—	—	9,096,579
US T-bill	5,527,192	—	—	5,527,192
Corporate bonds	257,469	—	—	257,469
Accrued expenses and other current liabilities	158,900	—	—	158,900
Long‑term available‑for‑sale investments	—	—	3,980,806	3,980,806
Total	15,040,140	—	3,980,806	19,020,946